Cover	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2022
Entity File Number	001-33346
Entity Registrant Name	SUMMER INFANT, INC.
Entity Central Index Key	0001314772
Entity Tax Identification Number	20-1994619
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1275 PARK EAST DRIVE
Entity Address, City or Town	WOONSOCKET
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02895
City Area Code	401
Local Phone Number	671-6550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SUMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false